Schedule of Investments September 30, 2023 (unaudited)

Prospector Opportunity Fund

Description	Shares	Value
COMMON STOCKS - 92.2%
Banks - 4.9%
Ameris Bancorp	41,824	$1,605,623
Banc of California	86,150	1,066,537
Citigroup	44,845	1,844,475
First Bancorp	129,715	1,745,964
Origin Bancorp	49,950	1,442,056
SouthState	19,125	1,288,260
Stellar Bancorp	77,509	1,652,492
		10,645,407
Communication Services - 1.5%
Alphabet, Inc. - Class A *	10,575	1,383,844
Alphabet, Inc. - Class C *	13,700	1,806,345
		3,190,189
Consumer Discretionary - 5.4%
Darden Restaurants	26,450	3,788,169
eBay	56,100	2,473,449
Expedia Group *	19,040	1,962,453
Home Depot	7,850	2,371,956
Noodles & Company *	95,350	234,561
Texas Roadhouse	8,600	826,460
		11,657,048
Consumer Staples - 6.5%
Church & Dwight	46,150	4,228,725
Colgate-Palmolive	51,930	3,692,742
Hostess Brands *	51,275	1,707,970
Mondelez International, Class A	63,425	4,401,695
		14,031,132
Diversified Financial Services - 4.1%
CBOE Global Markets	21,800	3,405,378
Federated Hermes, Class B	88,025	2,981,407
Fidelity National Information Services	42,525	2,350,357
		8,737,142
Energy - 6.1%
Devon Energy	40,150	1,915,155
Hess	13,700	2,096,100
Pioneer Natural Resources	21,197	4,865,771
Schlumberger	28,100	1,638,230
Suncor Energy	73,100	2,513,178
		13,028,434
Healthcare - 10.4%
Abbott Laboratories	28,300	2,740,855
Cigna	10,505	3,005,165
Dentsply Sirona	86,380	2,950,741
Henry Schein *	34,500	2,561,625
Medtronic	56,000	4,388,160
Merck & Co.	35,598	3,664,814
Pfizer	88,950	2,950,472
		22,261,832

Description	Shares	Value
Industrials - 17.9%
Carrier Global	87,675	4,839,660
Curtiss-Wright	43,425	8,495,233
Eaton	8,070	1,721,170
Leidos Holdings	59,040	5,441,126
Moog	34,400	3,885,824
Otis Worldwide	43,875	3,523,601
Pentair	52,500	3,399,375
Sensata Technologies Holding	109,350	4,135,617
V2X *	58,300	3,011,778
		38,453,384
Information Technology - 5.3%
Littelfuse	25,405	6,283,165
Trimble *	66,405	3,576,573
Zebra Technologies - Class A *	6,745	1,595,395
		11,455,133
Insurance Brokers - 5.6%
Arthur J. Gallagher & Co.	27,200	6,199,696
Brown & Brown	84,950	5,932,908
		12,132,604
Life & Health Insurance - 6.7%
Globe Life	59,250	6,442,252
Primerica	30,050	5,830,001
Voya Financial	30,600	2,033,370
		14,305,623
Materials - 4.4%
Axalta Coating Systems *	122,825	3,303,992
Newmont Goldcorp	59,600	2,202,220
PPG Industries	24,070	3,124,286
Victoria Gold *	192,036	829,788
		9,460,286
Property & Casualty Insurance - 8.8%
Fairfax Financial Holdings	6,140	5,028,353
Fidelis Insurance Holdings *	152,376	2,236,880
Markel *	2,050	3,018,604
Progressive	17,620	2,454,466
W.R. Berkley	57,020	3,620,200
White Mountains Insurance Group	1,744	2,608,483
		18,966,986
Real Estate - 1.6%
Howard Hughes Holdings *	45,950	3,406,274

Reinsurance - 3.0%
Everest Re Group	12,550	4,664,459
RenaissanceRe Holdings	8,560	1,694,195
		6,358,654
Total Common Stocks
(Cost $147,569,855)		198,090,128

EXCHANGE TRADED FUND - 1.0%
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $2,175,547)	25,340	2,118,931

Description	Shares	Value
SHORT-TERM INVESTMENT - 6.5%
First American Treasury Obligations Fund, Class X, 5.267%^
(Cost $13,862,831)	13,862,831	13,862,831

Total Investments - 99.7%
(Cost $163,608,233)		214,071,890
Other Assets and Liabilities, Net - 0.3%		666,871
Total Net Assets - 100.0%		$214,738,761

*	Non-income producing security
^	The rate shown is the seven-day yield effective September 30, 2023.
The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) and were developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,922,929	$-	$-	$20,922,929
Convertible Bond	-	5,663,829	-	5,663,829
Exchange Traded Fund	253,369	-	-	253,369
Short-Term Investment	1,654,062	-	-	1,654,062
Total Investments	$22,830,360	$5,663,829	$-	$28,494,189

Refer to each Fund's Schedule of Investments for further sector breakout.